REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

For the years ended December 31	2024					2023
	Pipelines	Facilities	Marketing & New Ventures		Total	Pipelines	Facilities	Marketing & New Ventures	Corporate	Total
($ millions)				Corporate
Take-or-pay(1)	2,422	209	5	—	2,636	1,816	273	—	—	2,089
Fee-for-service(1)	512	85	138	—	735	490	120	62	—	672
Product sales(2)(3)	2	—	3,569	—	3,571	—	—	2,948	—	2,948
Revenue from contracts with customers	2,936	294	3,712	—	6,942	2,306	393	3,010	—	5,709
Realized gain from derivative instruments	—	—	241	—	241	—	—	315	—	315
Unrealized loss from derivative instruments	—	—	(170)	—	(170)	—	—	(32)	—	(32)
Revenue from risk management and physical derivative contracts(3)	—	—	71	—	71	—	—	283	—	283
Lease income	223	40	4	—	267	225	39	—	—	264
Shared service revenue(4) and other	26	24	9	45	104	11	17	—	47	75
Total external revenue	3,185	358	3,796	45	7,384	2,542	449	3,293	47	6,331
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.
(3)    Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies.
(4)    Includes $58 million of fixed fee income (2023: $63 million) related to shared service agreements with joint ventures.

Disclosure of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

For the years ended December 31	2024			2023
($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	1	158	159	3	191	194
Additions (net in the period)	—	49	49	(2)	21	19
Acquisition	—	144	144	—	—	—
Revenue recognized from contract liabilities(1)	—	(44)	(44)	—	(54)	(54)
Disposition	—	(10)	(10)	—	—	—
Closing balance	1	297	298	1	158	159
Less current portion(2)	(1)	(42)	(43)	(1)	(32)	(33)
Ending balance	—	255	255	—	126	126
(1)    Recognition of revenue related to performance obligations satisfied in the period that were included in the opening balance of contract liabilities.
(2)    Represents cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.